Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.74%
Communication services: 2.44%
Diversified telecommunication services: 1.29%
Bandwidth, Inc. Class A†	4,234	$57,921
EchoStar Corp. Class A†	3,889	67,435
Iridium Communications, Inc.	909	56,467
Ooma, Inc.†	2,851	42,680
		224,503
Entertainment: 0.12%
Playstudios, Inc.†	4,212	20,681
Interactive media & services: 0.59%
Ziff Davis, Inc.†	675	47,290
ZipRecruiter, Inc. Class A†	3,077	54,648
		101,938
Media: 0.44%
Entravision Communications Corp. Class A	12,370	54,304
TEGNA, Inc.	1,427	23,175
		77,479
Consumer discretionary: 10.65%
Automobile components: 0.94%
Dana, Inc.	3,637	61,829
Modine Manufacturing Co.†	3,103	102,461
		164,290
Diversified consumer services: 0.66%
Chegg, Inc.†	2,484	22,058
Perdoceo Education Corp.†	3,889	47,718
Stride, Inc.†	1,242	46,240
		116,016
Hotels, restaurants & leisure: 2.83%
Bloomin’ Brands, Inc.	4,798	129,018
Bluegreen Vacations Holding Corp.	1,232	43,921
Brinker International, Inc.†	2,885	105,591
Hilton Grand Vacations, Inc.†	1,434	65,161
International Game Technology PLC	3,591	114,517
SeaWorld Entertainment, Inc.†	624	34,950
		493,158
Household durables: 2.91%
Helen of Troy Ltd.†	272	29,382
Installed Building Products, Inc.	290	40,646
KB Home	1,777	91,889
M/I Homes, Inc.†	952	83,005
Meritage Homes Corp.	608	86,500
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Household durables (continued)
Skyline Champion Corp.†	356	$23,300
Taylor Morrison Home Corp.†	3,126	152,455
		507,177
Specialty retail: 2.76%
Academy Sports & Outdoors, Inc.	1,869	101,019
Asbury Automotive Group, Inc.†	546	131,269
Group 1 Automotive, Inc.	368	94,981
Revolve Group, Inc.	3,069	50,332
Urban Outfitters, Inc.†	2,602	86,204
Zumiez, Inc.†	1,053	17,543
		481,348
Textiles, apparel & luxury goods: 0.55%
Crocs, Inc.†	327	36,768
Steven Madden Ltd.	1,800	58,842
		95,610
Consumer staples: 3.52%
Beverages: 0.62%
Coca-Cola Consolidated, Inc.	93	59,150
Duckhorn Portfolio, Inc.†	3,755	48,702
		107,852
Consumer staples distribution & retail: 1.02%
Andersons, Inc.	1,507	69,548
Chefs’ Warehouse, Inc.†	1,641	58,682
SpartanNash Co.	1,093	24,604
Sprouts Farmers Market, Inc.†	714	26,225
		179,059
Food products: 0.57%
John B Sanfilippo & Son, Inc.	348	40,810
Simply Good Foods Co.†	1,607	58,800
		99,610
Personal care products: 1.31%
BellRing Brands, Inc.†	2,257	82,606
elf Beauty, Inc.†	315	35,983
Medifast, Inc.	486	44,790
USANA Health Sciences, Inc.	1,027	64,742
		228,121
Energy: 6.68%
Energy equipment & services: 2.13%
Liberty Energy, Inc.	4,821	64,457
NexTier Oilfield Solutions, Inc.†	8,543	76,374
Noble Corp. PLC†	809	33,420
Oceaneering International, Inc.†	2,285	42,730
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Energy equipment & services (continued)
Patterson-UTI Energy, Inc.	2,744	$32,846
RPC, Inc.	5,229	37,387
U.S. Silica Holdings, Inc.†	4,301	52,171
Weatherford International PLC†	469	31,151
		370,536
Oil, gas & consumable fuels: 4.55%
Arch Resources, Inc.	270	30,445
California Resources Corp.	2,754	124,729
Callon Petroleum Co.†	336	11,783
Chord Energy Corp.	315	48,447
CVR Energy, Inc.	1,733	51,921
International Seaways, Inc.	698	26,691
Matador Resources Co.	462	24,172
Par Pacific Holdings, Inc.†	2,231	59,367
PBF Energy, Inc. Class A	2,806	114,878
Peabody Energy Corp.	6,406	138,754
Permian Resources Corp.	6,466	70,867
Vital Energy, Inc.†	1,200	54,180
W&T Offshore, Inc.†	4,182	16,184
World Kinect Corp.	1,044	21,590
		794,008
Financials: 14.95%
Banks: 6.88%
Axos Financial, Inc.†	2,173	85,703
Bancorp, Inc.†	2,628	85,804
Bank of NT Butterfield & Son Ltd.	2,303	63,010
CrossFirst Bankshares, Inc.†	2,608	26,080
Customers Bancorp, Inc.†	1,479	44,755
Enterprise Financial Services Corp.	890	34,799
Financial Institutions, Inc.	1,791	28,190
First BanCorp	5,806	70,949
First Financial Corp.	1,487	48,283
Great Southern Bancorp, Inc.	1,022	51,846
Hancock Whitney Corp.	1,512	58,031
Hanmi Financial Corp.	3,514	52,464
Hilltop Holdings, Inc.	2,289	72,012
NBT Bancorp, Inc.	1,716	54,655
OFG Bancorp	3,215	83,847
Pathward Financial, Inc.	969	44,923
Preferred Bank	1,541	84,740
Republic Bancorp, Inc. Class A	1,636	69,530
TriCo Bancshares	1,427	47,376
UMB Financial Corp.	792	48,233
Univest Financial Corp.	1,243	22,473
Westamerica BanCorp	561	21,486
		1,199,189
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Capital markets: 2.22%
Artisan Partners Asset Management, Inc. Class A	1,200	$47,172
Evercore, Inc. Class A	780	96,400
Open Lending Corp. Class A†	2,411	25,340
PJT Partners, Inc. Class A	489	34,054
StoneX Group, Inc.†	520	43,201
Victory Capital Holdings, Inc. Class A	2,368	74,687
Virtus Investment Partners, Inc.	338	66,745
		387,599
Consumer finance: 0.60%
Enova International, Inc.†	1,395	74,102
Green Dot Corp. Class A†	1,633	30,603
		104,705
Financial services: 3.28%
Essent Group Ltd.	2,383	111,524
Evertec, Inc.	3,422	126,032
Federal Agricultural Mortgage Corp. Class C	716	102,918
Jackson Financial, Inc. Class A	2,257	69,087
Marqeta, Inc. Class A†	9,605	46,776
MGIC Investment Corp.	3,909	61,723
Radian Group, Inc.	2,113	53,417
		571,477
Insurance: 1.97%
CNO Financial Group, Inc.	3,572	84,549
Employers Holdings, Inc.	3,265	122,144
Genworth Financial, Inc. Class A†	14,039	70,195
Palomar Holdings, Inc.†	1,152	66,862
		343,750
Health care: 16.88%
Biotechnology: 6.49%
Alkermes PLC†	1,719	53,805
Amicus Therapeutics, Inc.†	3,494	43,885
Arcus Biosciences, Inc.†	2,632	53,456
Arrowhead Pharmaceuticals, Inc.†	667	23,785
Bridgebio Pharma, Inc.†	2,273	39,096
CareDx, Inc.†	3,012	25,602
Catalyst Pharmaceuticals, Inc.†	3,555	47,779
Cullinan Oncology, Inc.†	2,194	23,607
Cytokinetics, Inc.†	887	28,934
Dynavax Technologies Corp.†	4,436	57,313
Eagle Pharmaceuticals, Inc.†	851	16,543
Erasca, Inc.†	4,944	13,645
Halozyme Therapeutics, Inc.†	1,367	49,308
Icosavax, Inc.†	4,154	41,249
Intellia Therapeutics, Inc.†	1,811	73,853
Intercept Pharmaceuticals, Inc.†	3,652	40,391
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
iTeos Therapeutics, Inc.†	2,593	$34,331
Karuna Therapeutics, Inc.†	208	45,105
Kiniksa Pharmaceuticals Ltd. Class A†	3,717	52,335
Kymera Therapeutics, Inc.†	747	17,174
Nuvalent, Inc. Class A†	455	19,187
Prothena Corp. PLC†	426	29,087
REGENXBIO, Inc.†	2,003	40,040
Sage Therapeutics, Inc.†	292	13,730
Sana Biotechnology, Inc.†	6,605	39,366
Stoke Therapeutics, Inc.†	4,492	47,750
Sutro Biopharma, Inc.†	5,357	24,910
TG Therapeutics, Inc.†	550	13,662
Ultragenyx Pharmaceutical, Inc.†	439	20,251
Veracyte, Inc.†	1,890	48,138
Vir Biotechnology, Inc.†	2,188	53,672
		1,130,989
Health care equipment & supplies: 3.30%
Axonics, Inc.†	721	36,389
Embecta Corp.	1,724	37,238
Haemonetics Corp.†	350	29,799
Lantheus Holdings, Inc.†	1,599	134,188
LivaNova PLC†	2,786	143,284
Merit Medical Systems, Inc.†	819	68,501
Omnicell, Inc.†	494	36,393
Shockwave Medical, Inc.†	189	53,943
STAAR Surgical Co.†	675	35,485
		575,220
Health care providers & services: 3.50%
AMN Healthcare Services, Inc.†	803	87,623
Cross Country Healthcare, Inc.†	2,392	67,167
Ensign Group, Inc.	402	38,375
Hims & Hers Health, Inc.†	2,467	23,190
ModivCare, Inc.†	633	28,618
NeoGenomics, Inc.†	4,321	69,439
Option Care Health, Inc.†	2,843	92,369
Privia Health Group, Inc.†	1,489	38,878
Progyny, Inc.†	1,269	49,922
Select Medical Holdings Corp.	1,335	42,533
Tenet Healthcare Corp.†	890	72,428
		610,542
Health care technology: 0.47%
NextGen Healthcare, Inc.†	883	14,322
Schrodinger, Inc.†	1,364	68,091
		82,413
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund  | 5

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Life sciences tools & services: 0.57%
Adaptive Biotechnologies Corp.†	1,937	$12,997
Quanterix Corp.†	3,819	86,119
		99,116
Pharmaceuticals: 2.55%
Amphastar Pharmaceuticals, Inc.†	1,245	71,550
Arvinas, Inc.†	586	14,545
Corcept Therapeutics, Inc.†	2,400	53,400
Harmony Biosciences Holdings, Inc.†	1,355	47,682
Intra-Cellular Therapies, Inc.†	1,179	74,654
Ligand Pharmaceuticals, Inc.†	590	42,539
Pacira BioSciences, Inc.†	596	23,882
Prestige Consumer Healthcare, Inc.†	1,167	69,355
Tarsus Pharmaceuticals, Inc.†	2,611	47,181
		444,788
Industrials: 17.23%
Aerospace & defense: 1.18%
Moog, Inc. Class A	721	78,178
Triumph Group, Inc.†	2,992	37,011
V2X, Inc.†	1,831	90,744
		205,933
Building products: 1.45%
Janus International Group, Inc.†	10,736	114,446
Simpson Manufacturing Co., Inc.	532	73,682
UFP Industries, Inc.	675	65,509
		253,637
Commercial services & supplies: 0.72%
Ennis, Inc.	1,831	37,316
Heritage-Crystal Clean, Inc.†	1,119	42,287
SP Plus Corp.†	1,170	45,758
		125,361
Construction & engineering: 2.17%
Comfort Systems USA, Inc.	553	90,802
EMCOR Group, Inc.	538	99,412
MYR Group, Inc.†	685	94,763
Primoris Services Corp.	3,038	92,568
		377,545
Electrical equipment: 2.13%
Array Technologies, Inc.†	3,269	73,879
Atkore, Inc.†	1,030	160,618
Encore Wire Corp.	703	130,709
SunPower Corp.†	616	6,037
		371,243
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Ground transportation: 0.71%
ArcBest Corp.	1,258	$124,290
Machinery: 2.74%
Alamo Group, Inc.	274	50,391
Hillenbrand, Inc.	2,638	135,277
Mueller Industries, Inc.	955	83,353
Titan International, Inc.†	3,719	42,694
Wabash National Corp.	1,885	48,331
Watts Water Technologies, Inc. Class A	642	117,955
		478,001
Marine transportation: 0.69%
Matson, Inc.	1,546	120,171
Professional services: 1.56%
CBIZ, Inc.†	722	38,468
ExlService Holdings, Inc.†	175	26,436
Insperity, Inc.	571	67,926
Kelly Services, Inc. Class A	2,069	36,435
Legalzoom.com, Inc.†	2,559	30,913
TriNet Group, Inc.†	765	72,652
		272,830
Trading companies & distributors: 3.88%
Applied Industrial Technologies, Inc.	939	135,995
BlueLinx Holdings, Inc.†	574	53,830
Boise Cascade Co.	1,695	153,143
DXP Enterprises, Inc.†	1,408	51,265
GMS, Inc.†	395	27,334
H&E Equipment Services, Inc.	1,180	53,985
Rush Enterprises, Inc. Class A	1,085	65,903
Titan Machinery, Inc.†	2,572	75,874
WESCO International, Inc.	328	58,732
		676,061
Information technology: 14.18%
Communications equipment: 0.89%
Calix, Inc.†	1,443	72,020
CommScope Holding Co., Inc.†	3,787	21,321
Extreme Networks, Inc.†	2,349	61,192
		154,533
Electronic equipment, instruments & components: 2.33%
Advanced Energy Industries, Inc.	537	59,849
Arlo Technologies, Inc.†	6,539	71,341
Fabrinet†	1,015	131,828
Sanmina Corp.†	2,371	142,900
		405,918
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund  | 7

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
IT services: 0.79%
Fastly, Inc. Class A†	2,083	$32,849
Perficient, Inc.†	646	53,831
Squarespace, Inc. Class A†	1,645	51,883
		138,563
Semiconductors & semiconductor equipment: 5.03%
ACM Research, Inc. Class A†	6,873	89,899
Axcelis Technologies, Inc.†	869	159,314
Diodes, Inc.†	1,045	96,652
MaxLinear, Inc.†	915	28,877
Onto Innovation, Inc.†	915	106,570
Photronics, Inc.†	5,292	136,481
Rambus, Inc.†	2,358	151,313
SMART Global Holdings, Inc.†	727	21,090
Synaptics, Inc.†	453	38,677
Ultra Clean Holdings, Inc.†	1,261	48,498
		877,371
Software: 4.86%
A10 Networks, Inc.	5,692	83,046
Adeia, Inc.	5,100	56,151
Amplitude, Inc. Class A†	2,650	29,150
C3.ai, Inc. Class A†	1,139	41,494
Clear Secure, Inc. Class A	3,021	69,996
eGain Corp.†	4,986	37,345
InterDigital, Inc.	1,054	101,764
JFrog Ltd.†	1,598	44,265
PagerDuty, Inc.†	1,380	31,022
Rimini Street, Inc.†	10,677	51,143
Sprout Social, Inc. Class A†	529	24,419
SPS Commerce, Inc.†	919	176,503
Tenable Holdings, Inc.†	755	32,880
Zeta Global Holdings Corp. Class A†	7,942	67,825
		847,003
Technology hardware, storage & peripherals: 0.28%
Super Micro Computer, Inc.†	196	48,853
Materials: 3.96%
Chemicals: 0.96%
AdvanSix, Inc.	1,862	65,133
Minerals Technologies, Inc.	1,027	59,248
Tronox Holdings PLC	3,429	43,582
		167,963
Containers & packaging: 0.64%
Greif, Inc. Class A	973	67,030
Myers Industries, Inc.	2,242	43,562
		110,592
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Metals & mining: 2.36%
Commercial Metals Co.	2,809	$147,922
Materion Corp.	312	35,630
Piedmont Lithium, Inc.†	706	40,743
Ryerson Holding Corp.	2,073	89,927
Schnitzer Steel Industries, Inc. Class A	1,508	45,225
SunCoke Energy, Inc.	6,599	51,934
		411,381
Real estate: 5.20%
Diversified REITs: 0.90%
Armada Hoffler Properties, Inc.	2,172	25,369
Essential Properties Realty Trust, Inc.	2,654	62,475
Global Net Lease, Inc.	6,690	68,773
		156,617
Health care REITs: 0.35%
CareTrust REIT, Inc.	2,163	42,957
National Health Investors, Inc.	346	18,138
		61,095
Hotel & resort REITs: 1.42%
Braemar Hotels & Resorts, Inc.	12,054	48,457
DiamondRock Hospitality Co.	9,405	75,334
RLJ Lodging Trust	2,381	24,453
Ryman Hospitality Properties, Inc.	1,067	99,146
		247,390
Industrial REITs : 0.58%
STAG Industrial, Inc.	2,814	100,966
Real estate management & development: 0.26%
Newmark Group, Inc. Class A	7,404	46,053
Residential REITs : 0.85%
BRT Apartments Corp.	2,390	47,322
NexPoint Residential Trust, Inc.	2,206	100,329
		147,651
Retail REITs : 0.70%
Getty Realty Corp.	1,278	43,222
Urban Edge Properties	5,154	79,526
		122,748
Specialized REITs : 0.14%
Uniti Group, Inc.	5,391	24,906
Utilities: 3.05%
Electric utilities: 0.78%
Otter Tail Corp.	1,721	135,890
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Gas utilities: 1.09%
Brookfield Infrastructure Corp. Class A	2,326	$106,019
New Jersey Resources Corp.	1,793	84,630
		190,649
Independent power and renewable electricity producers: 0.54%
Clearway Energy, Inc. Class A	3,511	94,797
Multi-utilities: 0.53%
Black Hills Corp.	520	31,335
NorthWestern Corp.	1,064	60,393
		91,728
Water utilities: 0.11%
York Water Co.	449	18,530
Total common stocks (Cost $14,589,401)		17,217,443

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.5 Earnout shares♦†	11-2-2027	104	0
OmniAb, Inc. $15 Earnout shares♦†	11-2-2027	104	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 1.08%
Investment companies: 1.08%
Allspring Government Money Market Fund Select Class♠∞		5.02%	188,302	188,302
Total short-term investments (Cost $188,302)				188,302
Total investments in securities (Cost $14,777,703)	99.82%			17,405,745
Other assets and liabilities, net	0.18			31,310
Total net assets	100.00%			$17,437,055

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$292,998	$505,180	$(609,876)	$0	$0	$188,302	188,302	$3,234
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	19	9-15-2023	$179,282	$180,852	$1,570	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund  | 11

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$424,601	$0	$0	$424,601
Consumer discretionary	1,857,599	0	0	1,857,599
Consumer staples	614,642	0	0	614,642
Energy	1,164,544	0	0	1,164,544
Financials	2,606,720	0	0	2,606,720
Health care	2,943,068	0	0	2,943,068
Industrials	3,005,072	0	0	3,005,072
Information technology	2,472,241	0	0	2,472,241
Materials	689,936	0	0	689,936
Real estate	907,426	0	0	907,426
Utilities	531,594	0	0	531,594
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	188,302	0	0	188,302
	17,405,745	0	0	17,405,745
Futures contracts	1,570	0	0	1,570
Total assets	$17,407,315	$0	$0	$17,407,315
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2023, $33,640 was segregated as cash collateral for these open futures contracts.
For the three months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined Small Cap Fund  | 13